Subsidiaries (Details)	6 Months Ended
Jun. 30, 2026
Nyxoah Ltd
Subsidiaries:
Percentage of share capital held	100.00%
Nyxoah Pty Ltd
Subsidiaries:
Percentage of share capital held	100.00%
Nyxoah Inc
Subsidiaries:
Percentage of share capital held	100.00%
Nyxoah GmbH
Subsidiaries:
Percentage of share capital held	100.00%